Document and Entity Information	0 Months Ended
Oct. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 10, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Oct. 10, 2014
Document Effective Date	Oct. 10, 2014
Prospectus Date	Aug. 29, 2014
AllianzGI Wellness Fund | A
Risk/Return:
Trading Symbol	RAGHX
AllianzGI Wellness Fund | B
Risk/Return:
Trading Symbol	RBGHX
AllianzGI Wellness Fund | C
Risk/Return:
Trading Symbol	RCGHX
AllianzGI Wellness Fund | D
Risk/Return:
Trading Symbol	DGHCX